Summary of Significant Accounting Policies - Summary of Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Argentinean Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	102.749214	84.143520	59.890668
Brazilian Real [member]
Disclosure Of Exchange Rates [line items]
Closing rate	5.580497	5.196694	4.030696
Average rate	5.368651	5.133082	3.940998
Canadian Dollar [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1.270792	1.273981	1.299449
Average rate	1.249693	1.346594	1.329140
Colombian Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3,977.14	3,438.52	3,272.63
Average rate	3,741.19	3,689.50	3,305.84
Chinese Yuan [member]
Disclosure Of Exchange Rates [line items]
Closing rate	6.352382	6.537798	6.961461
Average rate	6.456753	6.947936	6.886265
Euro [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.882924	0.814930	0.890155
Average rate	0.841767	0.878101	0.892577
Mexican Peso [member]
Disclosure Of Exchange Rates [line items]
Closing rate	20.583378	19.948838	18.845242
Average rate	20.339905	21.182539	19.334915
Pound Sterling [member]
Disclosure Of Exchange Rates [line items]
Closing rate	0.741903	0.732646	0.757344
Average rate	0.725564	0.780195	0.784062
Peruvian Nuevo Sol [member]
Disclosure Of Exchange Rates [line items]
Closing rate	3.976006	3.621009	3.317006
Average rate	3.877055	3.491580	3.346670
South Korean Won [member]
Disclosure Of Exchange Rates [line items]
Closing rate	1,188.32	1,088.02	1,154.54
Average rate	1,139.06	1,185.02	1,160.69
South African Rand [member]
Disclosure Of Exchange Rates [line items]
Closing rate	15.947907	14.686598	14.044287
Average rate	14.873785	16.213180	14.512975